Loss Per Share (EPS)	6 Months Ended
Jun. 30, 2024
Loss Per Share (EPS)
Loss Per Share (EPS)

26.Loss Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for June 2024 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting.

	For the three months ended		For the six months ended
	June 30		June 30
	2024	2023	2024	2023
As at June 30, after conversion and share split
Outstanding common shares at period-end	34,373,015	28,661,985	34,373,015	28,661,985
Weighted average number of common shares outstanding	30,744,220	28,608,413	29,706,019	27,250,102
Number of shares resulting of the exercise of outstanding warrants	1,946,981	2,439,500	1,946,981	2,439,500

Basic and Diluted EPS for the three and six month period ended June 30, 2024 and 2023 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the three months ended		For the six months ended
	June 30		June 30
	2024	2023	2024	2023
Loss of year attributable to equity holders (in EUR)	(13,124,000)	(12,797,000)	(25,030,000)	(24,707,000)
Weighted average number of common shares outstanding (in units)	30,744,220	28,608,413	29,706,019	27,250,102
Basic earnings per share in EUR (EUR/unit)	(0.428)	(0.447)	(0.843)	(0.907)
Diluted earnings per share in EUR (EUR/unit)	(0.428)	(0.447)	(0.843)	(0.907)